Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of prepaid expenses, other receivables, and deposits. Prepaid expenses principally include rent prepayments and prepaid advertising expenses. Deposits principally include license deposit and rent deposits.

As of December 31, 2017 and 2016, prepaid expenses and other current assets consisted of the following:

	December 31, 2017	December 31, 2016
Prepaid expenses	$224,941	$124,392
Deposits	259,530	125,288
Others	14,265	54,815
Total prepaid expenses and other current assets	$498,736	$304,495